Schedule of Deferred Share Units (Details) (Parenthetical) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
		Apr. 21, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021		Jun. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other liabilities current			$ 1,331,488		$ 1,110,125	$ 1,531,409
Number of stock option, vested			500,000			1,516,299	[1],[2]		[1],[2]
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted in deferred share units		7,500,000
Grant date and expire in deferred share units		5 years
Stock based compensation			$ 199,921	$ 85,535	$ 560,461	$ 421,284		$ 549,664
Other liabilities current			$ 1,331,488			$ 1,531,409
Number of stock option, vested	[3]		625,000			1,875,000

[1]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors